Document and Entity Information	Feb. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	NetApp, Inc.
Entity Central Index Key	0001002047
Entity Emerging Growth Company	false
Entity File Number	0-27130
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	77-0307520
Entity Address, Address Line One	1395 Crossman Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	822-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	NTAP
Security Exchange Name	NASDAQ